Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Large Core Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 96.9%
Aerospace & Defense — 2.6%
HEICO Corp., Class A	48,245	$5,713,655
Biotechnology — 2.4%
Royalty Pharma PLC, Class A	145,917	5,273,440
Commercial Services — 7.1%
Adyen N.V.*	1,331	3,720,629
Square, Inc., Class A*	50,151	12,028,216
		15,748,845
Diversified Financial Services — 0.5%
Coinbase Global, Inc., Class A*	4,630	1,053,232
Healthcare Products — 6.2%
Danaher Corp.	18,922	5,760,614
Intuitive Surgical, Inc.*	8,071	8,023,784
		13,784,398
Internet — 36.7%
Airbnb, Inc., Class A*	22,818	3,827,719
Amazon.com, Inc.*	1,704	5,597,708
Chewy, Inc., Class A*	29,313	1,996,508
Facebook, Inc., Class A*	10,195	3,460,081
Farfetch Ltd., Class A*	80,547	3,018,902
IAC/InterActiveCorp.*	33,528	4,368,363
Match Group, Inc.*	23,119	3,629,452
Okta, Inc.*	14,727	3,495,306
Pinterest, Inc., Class A*	41,364	2,107,496
Shopify, Inc., Class A*	9,902	13,424,934
Snap, Inc., Class A*	108,632	8,024,646
Spotify Technology S.A.*	15,668	3,530,627
Twitter, Inc.*	200,864	12,130,177
Uber Technologies, Inc.*	129,267	5,791,162
Vimeo, Inc.*	54,432	1,598,668
Wayfair, Inc., Class A*	20,492	5,235,911
		81,237,660
Mining — 0.2%
Royal Gold, Inc.	5,248	501,132
Retail — 3.6%
Costco Wholesale Corp.	12,190	5,477,577
Lululemon Athletica, Inc.*	6,060	2,452,482
		7,930,059
Semiconductors — 3.3%
ASML Holding N.V.	9,784	7,290,156
Software — 34.3%
Avalara, Inc.*	15,027	2,626,269
Coupa Software, Inc.*	16,432	3,601,566
Datadog, Inc., Class A*	43,296	6,119,890
DocuSign, Inc.*	14,126	3,636,456
ROBLOX Corp., Class A*	78,269	5,913,223
ServiceNow, Inc.*	6,062	3,772,201
Snowflake, Inc.*	38,058	11,509,881
Twilio, Inc., Class A*	33,198	10,591,822
Veeva Systems, Inc., Class A*	37,345	10,761,709
	Number of Shares	Value†

Software — (continued)
Workday, Inc.*	15,168	$3,790,331
Zoom Video Communications, Inc., Class A*	28,609	7,481,253
ZoomInfo Technologies, Inc., Class A*	98,195	6,008,552
		75,813,153
TOTAL COMMON STOCKS (Cost $162,122,921)		214,345,730

SHORT-TERM INVESTMENTS — 2.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.030%) (Cost $6,454,602)	6,454,602	6,454,602
TOTAL INVESTMENTS — 99.8% (Cost $168,577,523)		$220,800,332
Other Assets & Liabilities — 0.2%		517,347
TOTAL NET ASSETS — 100.0%		$221,317,679

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
Country Weightings as of 9/30/2021††
United States	84%
Canada	7
Netherlands	5
Sweden	2
United Kingdom	2
Total	100%
††	% of total investments as of September 30, 2021.

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